Borrowings, Facilities (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended			18 Months Ended
	May 31, 2020 USD ($)	Oct. 31, 2020 USD ($) Installment	Oct. 31, 2019 USD ($)		Oct. 31, 2018 USD ($)	Oct. 31, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 29, 2020 USD ($)	Sep. 03, 2020 USD ($)	Sep. 02, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 29, 2020 USD ($) € / $	May 29, 2020 EUR (€) € / $
Borrowing facilities [Abstract]
Unamortized prepaid facility arrangement fees and original issue discounts		$ 92.9	$ 104.3
Amortization period for remaining unamortized fees		3 years
Unamortized prepaid facility arrangement fees and original issue discounts, current		$ 12.8	0.0
Borrowings		4,640.3	4,670.7
Estimated fair value of borrowings		4,535.1	4,686.0
Short-term borrowing		21.4	0.0	[1]
Original discount rate on debt issuance												3.00%	3.00%
Repayment of bank borrowings		$ 1,589.7	212.6	[1]	$ 252.9 [1]
Percentage of additional debt repayments with net leverage of 3.00x		25.00%
Percentage of additional debt repayments with net leverage of 3.30x		50.00%
Bottom of Range [Member]
Borrowing facilities [Abstract]
Facility arrangement costs and debt discounts amortization period		3 years
Aggregate net leverage covenant percentage		35.00%
Top of Range [Member]
Borrowing facilities [Abstract]
Facility arrangement costs and debt discounts amortization period		6 years
LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate												4.25%	4.25%
Borrowing interest rate floor												0.00%	0.00%
Original discount rate on debt issuance												2.50%	2.50%
EURIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate | € / $												4.50%	4.50%
Borrowing interest rate floor | € / $												0.00%	0.00%
Bank Loan Secured [Member]
Borrowing facilities [Abstract]
Borrowings		$ 4,733.2	4,775.0		4,996.9
Estimated fair value of borrowings		4,535.1	4,686.0
Short-term borrowing		34.2	0.0
Repayment of bank borrowings		1,589.7	212.6
Debt unamortized facility fees											$ 44.0
Senior Secured Term Loan B-1 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 700.3	0.0		0.0	€ 600.0
Borrowings, maturity		P5Y
Maturity date		Jun. 30, 2025
Original discount rate on debt issuance | € / $												3.00%	3.00%
Repayment of bank borrowings		$ 0.0	0.0
Senior Secured Term Loan B-1 by MA FinanceCo LLC [Member] | EURIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		4.50%				4.50%
Borrowing interest rate floor		0.00%				0.00%
Senior Secured Term Loan B-2 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 0.0	1,414.7		1,503.8
Repayment of bank borrowings		1,414.7	89.1
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Borrowing facilities [Abstract]
Borrowings		$ 2,486.3	2,486.3		2,580.5
Borrowings, maturity		P7Y
Maturity date		Jun. 30, 2024
Original discount rate on debt issuance		0.25%				0.25%
Repayment of bank borrowings		$ 0.0	94.2
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		2.75%				2.75%
Borrowing interest rate floor		0.00%				0.00%
Senior Secured Term Loan B-3 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 368.2	368.2		382.1
Borrowings, maturity		P7Y
Maturity date		Jun. 30, 2024
Original discount rate on debt issuance		0.25%				0.25%
Repayment of bank borrowings		$ 0.0	13.9
Senior Secured Term Loan B-3 by MA FinanceCo LLC [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		2.75%				2.75%
Borrowing interest rate floor		0.00%				0.00%
Senior Secured Term Loan B-4 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 650.0	0.0		0.0
Borrowings, maturity		P5Y
Maturity date		Jun. 30, 2025
Original discount rate on debt issuance		2.50%				2.50%
Repayment of bank borrowings		$ 0.0	0.0
Senior Secured Term Loan B-4 by MA FinanceCo LLC [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		4.25%				4.25%
Borrowing interest rate floor		1.00%				1.00%
Senior Secured Term Loan B by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 528.4				€ 452.8
Borrowings, maturity		P7Y
Maturity date		Jun. 30, 2024
Original discount rate on debt issuance		0.25%				0.25%
Senior Secured Term Loan B by MA FinanceCo LLC [Member] | EURIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		3.00%				3.00%
Borrowing interest rate floor		0.00%				0.00%
Revolving Credit Facility [Member]
Borrowing facilities [Abstract]
Borrowings		$ 0.0	0.0		$ 0.0
Borrowings, interest rate		3.50%				3.50%
Borrowing interest rate floor		0.00%				0.00%
Borrowing capacity		$ 0.0	0.0				$ 350.0	$ 500.0	$ 350.0	$ 500.0
Repayment of bank borrowings		175.0	0.0
Undrawn amount on borrowing facilities		$ 350.0
Interest rate on undrawn borrowings amount		0.50%				0.50%
Debt unamortized facility fees									4.5
Debt instrument, facility fees									$ 1.8
Term Loans [Member]
Borrowing facilities [Abstract]
Borrowings	$ 1,415.0	$ 4,733.2
Repayment of bank borrowings	$ 143.0
Senior Secured Revolving Credit Facility [Member]
Borrowing facilities [Abstract]
Borrowings		$ 0.0	$ 0.0
Senior Secured Term Loan B [Member]
Borrowing facilities [Abstract]
Borrowings												$ 650.0	€ 600.0
Borrowings, maturity		P5Y
Cash reserves												$ 143.0
Prepaid facility fees to be amortized											$ 12.2
Senior Secured Term Loan B-3, Seattle Spinco and Euro Term B Loans [Member]
Borrowing facilities [Abstract]
Percentage of repayments of borrowings		1.00%
Number of installments | Installment		4
Senior Secured Term Loans B-1 and B-4 [Member]
Borrowing facilities [Abstract]
Percentage of repayments of borrowings		2.50%
Number of installments | Installment		4

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.